SHARE-BASED PAYMENTS - Annual compensation - Bonus (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiple of monthly salary for cash bonus paid in ordinary shares	5
Incremental value of bonus in cash payable	$ 30,000
Charge of the plan recognized		$ 20,893,789
Number of days of VWAP considered for bonus payment	20 days
Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge of the plan recognized	$ 300,000
Bonus in Kind | Vests immediately
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage	50.00%
Bonus in Kind | Vests in the subsequent 12-months
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage	50.00%
Bonus in performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge of the plan recognized	$ 300,000
Bonus in performance on achieving 100% of the objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Objectives achievement percentage	100.00%
Number of shares authorized	530,000
Bonus in performance on achieving 200% of the objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Objectives achievement percentage	200.00%
Number of shares authorized	1,060,000
Bonus In Cash
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge of the plan recognized	$ 200,000
Chief Executive Officer | Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized bonus amount	315,000
Chief Financial Officer | Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized bonus amount	165,000
Chief Technology Officer | Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized bonus amount	$ 100,000